UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096

                                 The Torray Fund
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                   Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE TORRAY FUND

SCHEDULE OF INVESTMENTS

AS OF MARCH 31, 2009 (UNAUDITED)

                                                                        MARKET
        SHARES                                                          VALUE
        ------                                                      ------------
COMMON STOCK 92.10%
   22.60% INFORMATION TECHNOLOGY
          767,400   Cisco Systems, Inc.*                            $ 12,869,298
        1,045,920   EMC Corp.*                                        11,923,488
          761,300   Intel Corp.                                       11,457,565
          321,200   Automatic Data Processing, Inc.                   11,293,392
          102,200   International Business Machines Corp.              9,902,158
          796,875   Applied Materials, Inc.                            8,566,406
                                                                    ------------
                                                                      66,012,307
   19.28% INDUSTRIALS
          523,146   Cintas Corp.                                      12,932,169
          223,300   3M Co.                                            11,102,476
          308,800   Illinois Tool Works, Inc.                          9,526,480
          137,400   Danaher Corp.                                      7,449,828
          603,797   General Electric Co.                               6,104,388
          155,700   Eaton Corp.                                        5,739,102
          385,737   Owens Corning, Inc.*                               3,487,062
                                                                    ------------
                                                                      56,341,505
   13.31% HEALTH CARE
          267,300   WellPoint, Inc.*                                  10,149,381
          191,724   Johnson & Johnson                                 10,084,682
          203,800   Abbott Laboratories                                9,721,260
          427,000   UnitedHealth Group, Inc.                           8,937,110
                                                                    ------------
                                                                      38,892,433
   10.86% CONSUMER DISCRETIONARY
          446,500   McGraw-Hill Cos., Inc. (The)                      10,211,455
          285,220   O'Reilly Automotive, Inc.*                         9,985,552
          548,800   Walt Disney Co. (The)                              9,966,208
          706,900   Gannett Co., Inc.                                  1,555,180
                                                                    ------------
                                                                      31,718,395
    9.78% FINANCIALS
          511,218   Marsh & McLennan Cos., Inc.                       10,352,165
          368,800   Loews Corp.                                        8,150,480
        1,713,216   LaBranche & Co., Inc.*                             6,407,428
          269,300   American Express Co.                               3,670,559
                                                                    ------------
                                                                      28,580,632
    6.52% CONSUMER STAPLES
          204,300   Procter & Gamble Co. (The)                         9,620,487
          423,300   Kraft Foods, Inc., Class A                         9,435,357
                                                                    ------------
                                                                      19,055,844
    3.70% TELECOMMUNICATIONS
          429,300   AT&T, Inc.                                        10,818,360
    3.08% ENERGY
        1,876,231   USEC, Inc.*                                        9,005,909
    2.97% MATERIALS
          258,100   E.I. du Pont de Nemours & Co.                      5,763,373
          344,700   Dow Chemical Co. (The)                             2,905,821
                                                                    ------------
                                                                       8,669,194
                                                                    ------------
TOTAL COMMON STOCK 92.10%
   (cost $389,492,339)                                               269,094,579

 PRINCIPAL AMOUNT
 ----------------
SHORT-TERM INVESTMENTS 8.61%
      $25,147,893   PNC Bank Money Market Account, 0.05%(1)           25,147,893
   (cost $25,147,893)
                                                                    ------------
TOTAL INVESTMENTS 100.71%
   (cost $414,640,232)                                               294,242,472
LIABILITES LESS OTHER ASSETS (0.71%)                                  (2,075,224)
                                                                    ------------
NET ASSETS 100.00%                                                  $292,167,248
                                                                    ============

TOP 10 HOLDINGS

1    Cintas Corp.
2    Cisco Systems, Inc.
3    EMC Corp.
4    Intel Corp.
5    Automatic Data Processing, Inc.
6    3M Co.
7    AT&T, Inc.
8    Marsh & McLennan Cos., Inc.
9    McGraw-Hill Cos., Inc. (The)
10   WellPoint, Inc.

*    Non-income producing securities
(1)  Represents current yield at March 31, 2009.

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

THE TORRAY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

AS OF MARCH 31, 2009 (UNAUDITED)

                                                                        MARKET
        SHARES                                                          VALUE
        ------                                                       -----------
COMMON STOCK 90.69%
   22.06% INFORMATION TECHNOLOGY
           37,700   Cisco Systems, Inc.*                             $   632,229
           51,942   EMC Corp.*                                           592,139
           38,056   Intel Corp.                                          572,743
           16,016   Automatic Data Processing, Inc.                      563,123
            5,100   International Business Machines Corp.                494,139
           37,193   Applied Materials, Inc.                              399,825
                                                                     -----------
                                                                       3,254,198
   19.11% INDUSTRIALS
           26,792   Cintas Corp.                                         662,298
           11,100   3M Co.                                               551,892
           15,400   Illinois Tool Works, Inc.                            475,090
            6,900   Danaher Corp.                                        374,118
           30,319   General Electric Co.                                 306,525
            7,800   Eaton Corp.                                          287,508
           17,918   Owens Corning, Inc.*                                 161,979
                                                                     -----------
                                                                       2,819,410
   13.09% HEALTH CARE
           13,300   WellPoint, Inc.*                                     505,001
            9,564   Johnson & Johnson                                    503,066
           10,100   Abbott Laboratories                                  481,770
           21,100   UnitedHealth Group, Inc.                             441,623
                                                                     -----------
                                                                       1,931,460
   10.60% CONSUMER DISCRETIONARY
           27,710   Walt Disney Co. (The)                                503,214
           14,225   O'Reilly Automotive, Inc.*                           498,017
           21,200   McGraw-Hill Cos., Inc. (The)                         484,844
           35,100   Gannett Co., Inc.                                     77,220
                                                                     -----------
                                                                       1,563,295
    9.71% FINANCIALS
           25,617   Marsh & McLennan Cos., Inc.                          518,744
           18,500   Loews Corp.                                          408,850
           86,184   LaBranche & Co., Inc.*                               322,328
           13,423   American Express Co.                                 182,956
                                                                     -----------
                                                                       1,432,878
    6.46% CONSUMER STAPLES
           10,200   Procter & Gamble Co. (The)                           480,318
           21,200   Kraft Foods, Inc., Class A                           472,548
                                                                     -----------
                                                                         952,866
    3.67% TELECOMMUNICATIONS
           21,500   AT&T, Inc.                                           541,800
    3.05% ENERGY
           93,793   USEC, Inc.*                                          450,206
    2.94% MATERIALS
           13,000   E.I. du Pont de Nemours & Co.                        290,290
           17,100   Dow Chemical Co. (The)                               144,153
                                                                     -----------
                                                                         434,443
                                                                     -----------
TOTAL COMMON STOCK 90.69%
   (cost $20,434,589)                                                 13,380,556

 PRINCIPAL AMOUNT
 ----------------
SHORT-TERM INVESTMENTS 9.20%
      $1,357,713    PNC Bank Money Market Account, 0.05%(1)            1,357,713
   (cost $1,357,713)
                                                                     -----------
TOTAL INVESTMENTS  99.89%
   (cost $21,792,302)                                                 14,738,269
OTHER ASSETS LESS LIABILITIES 0.11%                                       16,096
                                                                     -----------
NET ASSETS 100.00%                                                   $14,754,365
                                                                     ===========

TOP 10 HOLDINGS

1    Cintas Corp.
2    Cisco Systems, Inc.
3    EMC Corp.
4    Intel Corp.
5    Automatic Data Processing, Inc.
6    3M Co.
7    AT&T, Inc.
8    Marsh & McLennan Cos., Inc.
9    WellPoint, Inc.
10   Walt Disney Co. (The)

*    Non-income producing securities
(1)  Represents current yield at March 31, 2009.

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

SECURITIES VALUATION - Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund's Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") - FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds' investments as of March 31, 2009 is as follows:

                                                                   TORRAY
                                                               INSTITUTIONAL
VALUATION INPUTS                                 TORRAY FUND        FUND
----------------                                ------------   -------------
Level 1 - Quoted Prices                         $294,242,472    $14,738,269
Level 2 - Other Significant Observable Inputs             --             --
Level 3 - Significant Unobservable Inputs                 --             --
                                                ------------    -----------
TOTAL MARKET VALUE OF INVESTMENTS               $294,242,472    $14,738,269
                                                ============    ===========

TAX DISCLOSURE - No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2009.

The following information is based upon the book basis of investment securities as of March 31, 2009:

                                                   Torray
                                                Institutional
                                 Torray Fund        Fund
                                -------------   ------------
Gross unrealized appreciation   $  15,721,158   $   361,558
Gross unrealized depreciation    (136,118,918)   (7,415,591)
                                -------------   -----------
Net unrealized depreciation     $(120,397,760)  $(7,054,033)
                                =============   ===========
Aggregate book cost             $ 414,640,232   $21,792,302
                                =============   ===========

At December 31, 2008, the Torray Fund and the Torray Institutional Fund had net capital loss carry forwards for federal income tax purposes of $687,498 and $342,098, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016. Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2008 for Torray Fund and Torray Institutional Fund were $50,870,854 and $2,666,279, respectively.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date   May 28, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date   May 28, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, Treasurer
                           (principal financial officer)

Date   May 28, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.